Net revenues	12 Months Ended
Dec. 31, 2022
Revenue [abstract]
Net revenues

4.	Net revenues
Net revenues were as follows:

	Years ended December 31,
	2022	2021	2020
	(€ million)
Revenues from:
Shipments of vehicles and sales of other goods	€173,718	€144,559	€45,736
Other services provided	3,786	3,112	1,318
Construction contract revenues	779	602	—
Lease installments from assets sold with a buy-back commitment	849	994	578
Interest income of financial services activities	460	152	24
Total Net revenues	€179,592	€149,419	€47,656
Net revenues by geographical area were as follows:

	Years ended December 31,
	2022	2021	2020
	(€ million)
Net revenues in:
North America(1)	€87,283	€68,885	€122
France	16,365	15,421	14,345
Brazil	11,363	7,607	282
Italy	10,840	10,065	3,513
Germany	9,046	7,891	5,545
United Kingdom	7,348	6,106	4,591
Spain	5,307	4,428	3,508
Turkey	3,110	2,294	1,658
Argentina	2,735	1,961	434
Belgium	2,552	2,214	2,185
China	1,811	2,013	133
Netherlands	1,376	1,192	1,030
Poland	1,230	1,273	753
Japan	1,152	1,174	440
Portugal	1,138	917	704
Austria	801	1,085	685
Switzerland	763	1,160	361
Other countries	15,372	13,733	7,367
Total Net revenues	€179,592	€149,419	€47,656
______________________________________________________________________________________________________________________________
(1) Refers to the geographical area and not our North America reporting segment
Net revenues attributed by segment for the years ended December 31, 2022, 2021 and 2020 were as follows:

2022	North America	Enlarged Europe	Middle East & Africa	South America	China and India & Asia Pacific	Maserati	Other activities	Total
	(€ million)
Revenues from:
Shipments of vehicles and sales of other goods	€84,239	€60,769	€6,399	€15,178	€4,455	€2,271	€407	€173,718
Other services provided	1,234	1,609	54	462	45	51	331	3,786
Construction contract revenues	—	—	—	—	—	—	779	779
Revenues from goods and services	85,473	62,378	6,453	15,640	4,500	2,322	1,517	178,283

Lease installments from assets sold with a buy-back commitment	1	848	—	—	—	—	—	849
Interest income from financial services activities	—	—	—	—	—	—	460	460
Total Net revenues	€85,474	€63,226	€6,453	€15,640	€4,500	€2,322	€1,977	€179,592

2021	North America	Enlarged Europe	Middle East & Africa	South America	China and India & Asia Pacific	Maserati	Other activities	Total
	(€ million)
Revenues from:
Shipments of vehicles and sales of other goods	€66,618	€56,315	€5,088	€10,191	€3,868	€1,962	€517	€144,559
Other services provided	1,072	1,309	77	283	56	40	275	3,112
Construction contract revenues	—	—	—	—	—	—	602	602
Revenues from goods and services	67,690	57,624	5,165	10,474	3,924	2,002	1,394	148,273

Lease installments from assets sold with a buy-back commitment	€16	€978	€—	€—	€—	€—	€—	€994
Interest income from financial services activities	—	—	—	—	—	—	152	152
Total Net revenues	€67,706	€58,602	€5,165	€10,474	€3,924	€2,002	€1,546	€149,419

2020	North America	Enlarged Europe	Middle East & Africa	South America	China and India & Asia Pacific	Maserati	Other activities	Total
	(€ million)
Revenues from:
Shipments of vehicles and sales of other goods	€122	€40,662	€3,049	€1,091	€812	€—	€—	€45,736
Other services provided	—	1,143	5	62	52	—	56	1,318
Construction contract revenues	—	—	—	—	—	—	—	—
Revenues from goods and services	122	41,805	3,054	1,153	864	—	56	47,054

Lease installments from assets sold with a buy-back commitment	—	578	—	—	—	—	—	578
Interest income from financial services activities	—	—	1	—	—	—	23	24
Total Net revenues	€122	€42,383	€3,055	€1,153	€864	€—	€79	€47,656
The Company recognized a net decrease in Net revenues of €524 million during the year ended December 31, 2022 (€921 million during the year ended December 31, 2021) from performance obligations satisfied in the prior year. This was primarily due to changes in the estimated cost of sales incentive programs occurring after the Company had transferred control of vehicles to the dealers.